Financial Information of Parent Company Statements of Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (40,158,654)	$ (44,328,912)	$ (39,895,878)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(5,895,181)	(701,895)	4,578,301
Comprehensive loss of Acorn International, Inc.	87,719,533	(45,028,304)	(35,329,932)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(40,158,654)	(44,328,912)	(39,895,878)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(2,933,003)	(700,108)	4,564,209
Comprehensive loss of Acorn International, Inc.	$ (43,091,657)	$ (45,029,020)	$ (35,331,669)